Nature and Continuance of Operations and Going Concern (Narrative) (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Nature And Continuance Of Operations And Going Concern [Abstract]
Cash and restricted cash	$ 6,888,322	$ 15,207,948	$ 451,605	$ 198,920
Working capital	31,581,470
Accumulated deficit	(46,359,308)	(31,625,388)
Shareholder's equity	34,385,193	$ 36,152,448	$ (1,174,956)	$ (85,636)
Maximum line of credit limit	8,000,000
Available liquidity for operating line of credit	$ 2,200,000